Related parties’ transactions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related parties’ transactions

13.	Related parties’ transactions

A summary of related parties is set out below:

Related Party	Nature of relationship
A10 Group

Comprises entities that paid certain expenses on behalf of Sigma Lithium and were subsequently reimbursed during the period ended December 31, 2025:

(a) A10 Investimentos Ltda: asset management firm indirectly controlled by Marcelo Paiva, a director of Sigma Lithium, who is the investment manager of the A10 Investimentos Fundo de Investimento Financeiro em Ações (“A10 Fund”), which is the major shareholder of the Company; and

(b) A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”): administrative services firm controlled by Marcelo Paiva, a director of Sigma Lithium. The CEO, Ana Cristina Cabral has a minority interest.

Other A10 Group Companies

Comprise entities that did not have any transactions with Sigma Lithium during the period ended December 31, 2025:

(a) A10 Partners Participações Ltda.;

(b) A10 Finanças e Capital Ltda.; and

(c) A10 Invest Ltda.

Miazga	Miazga Participações S.A is a land administration company in which Ana Cristina Cabral, the CEO of the Company has an indirect economic interest.
Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which Ana Cristina Cabral, the CEO of the Company has an indirect economic interest.
Tatooine	Tatooine Investimentos S.A. is a land administration company in which an officer of Miazga and of Sigma Brazil, Marina Bernardini, has an indirect economic interest and is an officer.
Instituto Lítio Verde (“ILV”)	Instituto Lítio Verde is a non-profit entity whose directors are Lígia Pinto, Sigma Lithium’s VP of Institutional and Governmental Relations and Communication, and Marina Bernardini, an officer of Miazga and Sigma Brazil.
Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

a)	Transactions with related parties

Reimbursement of company expenses paid by A10 Group: Certain expenses attributable solely to Sigma Lithium were paid by the A10 Group on Sigma Lithium’s behalf and later reimbursed by the Company to A10 Group at cost, with no profit element. Such expenses were limited to: (i) the cost of four administrative personnel 100% allocated to Sigma Lithium; and (ii) health insurance expenses of individuals formerly employed by A10 Group and now employed exclusively by Sigma Lithium, which continue to be paid by A10 Group. For the avoidance of doubt, these amounts represent a pass-through reimbursement of Sigma Lithium's own expenses and do not constitute revenue, income, or any form of compensation to A10 Group. Marcelo Paiva does not receive any compensation or benefits as part of such Expense Reimbursements.

Leasing Agreements: The Company has right-of-way lease agreements with Miazga and Arqueana relating to access to the industrial plant (See note 16).

Royalties: Pursuant to Brazilian legislation, royalties are payable to landowners whose properties are subject to mineral exploration activities. The valuation of the amount must be equivalent to 50% of the value paid as Financial Compensation for the Exploration of Mineral Resources (CFEM). As of December 31, 2025, the Company recognized an amount of $1,325 ($671 as of December 31, 2024) to be paid to Miazga.

Accounts receivable (Tatooine): On April 20, 2023, Sigma Brazil entered into a facility agreement with Tatooine, to fund Tatooine’s purchase of multiple properties located in areas of interest of the Company. The facility agreement provides for the loan of an amount up to $12,000. On November 14, 2024, the Company entered into a contractual amendment with an increase in the loan limit to $15,000, bearing 15% p.a. interest rate. The facility agreement is to be made available upon utilization requests made by Tatooine to Sigma Brazil, specifying the amount to be utilized by Tatooine for the acquisition of each property and its corresponding expected costs and expenses. The loan granted by Sigma Brazil to Tatooine under the Facility Agreement totaled $18,542 as of December 31, 2025 ($12,953 as of December 31, 2024), of which $13,834 ($12,795 as of December 2024) represents loan disbursements and $5,304 ($2,566 as of December 2024) corresponds to capitalized interest. During the year ended December 31, 2025, Tatooine requested $1,080 to acquire properties located over the Company’s mining rights.

Intercompany loan agreement (Tatooine): During the year of 2025 Sigma entered into intercompany loan with Tatooine, bearing 12% a.a. interest rate, which is expected to be settled in 2Q26. As of December 31, 2025, the balance corresponded to $5,653.

Instituto Lítio Verde (“ILV”): Sigma Brazil and ILV are parties in the development of a major lithium mining project with a high degree of positive impact in the communities surrounding the Company’s operations at the Vale do Jequitinhonha. ILV’s purpose is to promote the well-being and the development of those communities.

Transactions with related parties

	12/31/2025			12/31/2024
Description	Pre-payments / Receivable	Accounts payable / Debt	(Expenses) / Income	Pre-payments / Receivable	Accounts payable / Debt	(Expenses) / Income
A10 Group
Expense Reimbursement	—	—	(444)	—	—	(251)
Miazga
Lease agreements	—	606	(250)	—	5	(10)
Royalties	—	1,325	(823)	—	671
Arqueana
Lease agreements	—	1,381	(301)	—	123	(16)
Tatooine
Accounts payable	—	155	—	—	—	—
Loans agreement	—	5,653	(11)	—	—	—
Accounts receivable	18,542	—	2,738	12,953	—	2,092
Instituto Lítio verde
Accounts payable	—	1,453	(963)	—	563	(969)
Total	18,542	10,573	(54)	12,953	1,362	846

b)	Key management personnel

The compensation paid or payable to key management for employee services is shown below:

	12/31/2025	12/31/2024
Stock-based compensation, included in operating expenses	1,386	2,187
Salaries, benefits and director's fees, included in general and administrative expenses	821	1,045
	2,207	3,232

Key management includes the directors of the Company, the executive management team and senior management at Sigma Brazil.

Accounting policy

The related party transactions are in the normal course of business and on an arm’s length basis. All the related party transactions have been reviewed and approved by the independent directors of the Company.